Promissory and Convertible Notes	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Promissory and Convertible Notes

7. PROMISSORY AND CONVERTIBLE NOTES

Exchanged Notes

On November 15, 2017, the Company issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $196,237. Lenders of the promissory notes were issued 2,133,333 common share warrants at an exercise price of $0.075 per share with an expiry date of November 16, 2022. On January 31, 2018 $148,745 of the promissory notes were repaid and $47,932 of the promissory notes were exchanged for Unsecured Debentures on February 27, 2019, see the Exchange Agreement (as defined below).

On January 31, 2018, we entered into a secured convertible debenture agreement (the “Secured Debentures”) for total proceeds of $1,218,620 (CAD$1,500,000), issued in two installments. The Secured Debentures were secured against the general assets and intellectual property of the Company. Under the terms of the Secured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Secured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive an equal amount of common share purchase warrants with an exercise price equal to the issue price. The Secured Debentures were due on July 31, 2018 and bore interest at 10% per annum. The initial installment of the Secured Debentures was issued on January 31, 2018 for proceeds of $609,310 (CAD$750,000). On March 19, 2018, the final instalment of $573,307 (CAD$750,000) was received. On February 27, 2019, we entered into an Exchange Agreement (as defined below) and converted the Secured Debentures into common stock.

On January 31, 2018, certain promissory notes with an aggregate principal amount of $311,967 (CAD$384,000) outstanding at December 31, 2017 were exchanged for unsecured convertible debentures (the “Unsecured Debentures”). From January 1, 2018 to January 31, 2018, we issued an additional $20,098 (CAD$25,000) Unsecured Debentures for total proceeds of $332,065 (CAD$409,000). On March 19, 2018, an installment of the Unsecured Debentures in the amount of $382,263 (CAD$500,000) was received. Under the terms of the Unsecured Debentures, the principal amount and accrued interest was convertible into our common shares at a conversion price equal to 75% the issue price of common shares under a qualified offering. The conversion of the Unsecured Debentures was at the option of the holder. At the time of conversion, the holder was to also receive 120% of the amount of the common shares issued of common share purchase warrants with an exercise price equal to the issue price. The Unsecured Debentures were due on July 31, 2018 and bore interest at 10% per annum. On February 27, 2019, we entered into an Exchange Agreement (as defined below) and converted the Unsecured Debentures into common stock.

On September 27, 2018, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CAD$111,110), including $11,110 of original issue discount. On February 27, 2019, we entered into an Exchange Agreement (as defined below) and converted the senior secured promissory notes into common stock.

Exchange Agreement

On February 27, 2019, we entered into an exchange agreement (the “Exchange Agreement”) to convert the Unsecured Debentures, Secured Debentures, and senior secured promissory notes (the “Converted Debt”) into common stock. Under the terms of the Exchange Agreement, the Company issued in the aggregate 20,350,573 shares of common stock upon the conversion of, in the aggregate, $3,145,777 of outstanding principal and interest and the cancellation of 560,461 warrants related to the Converted Debt.

Other Promissory Notes

On October 31, 2018, we issued demand senior secured promissory notes in the aggregate principal amount of $57,000 (CAD $72,960).

On December 5, 2018, we entered a securities purchase agreement for $141,000 (CAD $168,691), including $13,000 of original issue discount. Under the terms of the agreement, the principal amount and accrued interest is convertible into common shares of the Company at a conversion price equal to 73% of the market price. The conversion of the debentures is at the option of the holder between 180 days following the issue of the debentures and the maturity date. The debentures are due on December 5, 2019 and bear interest at 8% per annum.

On January 21, 2019, we issued a senior secured promissory note in the aggregate principal amount of $263,192 (CAD$350,000). The secured promissory note is secured against certain of our assets, including all tax credit receivables. The loan is due on May 21, 2020 and bears an interest rate at 20.07% per annum. (See Note 5. Other Receivables). This loan continued to be outstanding an in default.

On January 28, 2019, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CAD$125,000), including $18,841(CAD$25,000) of original issue discount. The principal amount of $85,756 was repaid on May 24, 2019.